FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Schedule of the Rate of Exchange and Isreali CPI) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Rate of increase of exchange rate	1.80%	1.60%	2.20%
Exchange rate at end of year - $ 1	3.471	3.733	3.821
Israeli CPI [Member]
Schedule of Investments [Line Items]
Rate of devaluation (evaluation) against the dollar	(7.00%)	(2.30%)	7.00%
Japanese Yen [Member]
Schedule of Investments [Line Items]
Rate of devaluation (evaluation) against the dollar	(23.00%)	(9.90%)	5.70%